Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	Longeveron Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The prospectus accompanying this registration statement is being used to register and offer transferable Subscription Rights to purchase shares of Class A common stock and the shares of Class A common stock issuable upon the exercise of such Subscription Rights, to existing holders of common stock of the registrant (and holders of warrants exercisable for common stock), the placement by R.F. Lafferty, the Dealer Manager of any unsubscribed shares of Class A common stock registered hereunder, for an additional period of up to 45 days following expiration of the offering, as well as the potential resale by our principal stockholders and certain of our directors and executive officers of transferable Subscription Rights during the period for which the transferable Subscription Rights may be transferred in accordance with the terms of the Rights Offering. We will not receive any proceeds from any sale of Subscription Rights undertaken by our principal stockholders and such directors and executive officers.
Entity Central Index Key	0001721484
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE